FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Estimation of Fair Value Financial Instrument

The carrying amounts and the estimated fair values of our financial instruments are as follows at the dates indicated:

	September 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$33,750	$33,750	$283	$283
Notes receivable — Rights to MSRs	177,730	177,730	—	—
Other assets	31,160	31,160	—	—

Total financial assets	242,640	242,640	283	283

Financial liabilities:
Derivative financial instruments	1,363	1,363	—	—

Total financial liabilities	1,363	1,363	—	—

Fair Value of Assets and Liabilities on Recurring Basis

The following table presents assets and liabilities measured at fair value categorized by input level within the fair value hierarchy:

	Fair value	Level 1	Level 2	Level 3
At September 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$33,750	$33,750	$—	$—
Notes receivable — Rights to MSRs	177,730	—	—	177,730
Other assets	31,160	31,160	—	—

Total assets	$242,640	$64,910	$—	$177,730

Liabilities:
Derivative financial instruments	1,363	—		1,363

Total liabilities	$1,363	$—	$—	$1,363

	Fair value	Level 1	Level 2	Level 3
At December 31, 2011:
Measured at fair value on a recurring basis:
Assets:
Cash	$283	$283	$—	$—

Total assets	$283	$283	$—	$—

Total liabilities	$—	$—	$—	$—

Reconciliation of Changes in Fair Value

We held no Level 3 assets or liabilities prior to the Initial Acquisition, on March 5, 2012. The following tables present reconciliations of the changes in fair value of our Level 3 assets, which we measure at fair value on a recurring basis:

For the three months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$70,175	$(565)
Purchases and reductions:
Purchases	110,594	—
Reductions	3,039	—

	177,730	(565)

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(798)

	—	(798)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)

For the nine months ended September 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments
Beginning balance	$—	$—
Purchases and reductions:
Purchases	184,285	—
Reductions	6,555	—

	177,730	—

Changes in fair value :
Included in net income	—	—
Included in other comprehensive income (loss)	—	(1,363)

	—	(1,363)

Transfers in or out of Level 3	—	—

Ending balance	$177,730	$(1,363)